Segment Information (Details)	12 Months Ended
	Sep. 30, 2016 Person Segment	Sep. 30, 2015 Person	Sep. 30, 2014 Person
Segment Reporting Information [Line Items]
Number of reportable segments	6
Number of primary businesses	2
Percentage of individual customer sales to consolidated net sales threshold for disclosure as major customer	10.00%	10.00%	10.00%
Number of customers that individually accounted for 10 % or more of consolidated net sales | Person	0	0	0